OTHER ASSETS (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Current
Prepayments	$ 256,821	$ 285,613
Rental term deposit	9,514	43,988
Other	290
Total	266,625	329,601
Non-current
Rental term deposit	0	0
Total	$ 0	$ 0